Prepaid Expenses and Other Tax Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current assets
Prepaid expenses	€ 588	€ 495
Other tax assets	219	209
Total	807	704
Other non-financial assets	€ 1,633	€ 1,321
Prepaid expenses and other tax assets as % of Other non-financial assets	49.00%	53.00%
Non-current assets
Prepaid expenses	€ 242	€ 187
Other tax assets	53	52
Total	295	239
Other non-current non-financial assets	€ 2,628	€ 1,926
Prepaid expenses and other tax assets as % of Other non-financial assets	11.00%	12.00%
Total
Prepaid expenses	€ 830	€ 682
Other tax assets	272	261
Total	1,102	943
Other non-financial assets	€ 4,261	€ 3,247
Prepaid expenses and other tax assets as % of Other non-financial assets	26.00%	29.00%